Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Basis of Presentation and Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

2.	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Redomicile to Ireland

On September 24, 2009, Willis Group Holdings was incorporated in Ireland, in order to effectuate the change of the place of incorporation of the parent company of the Group. Willis Group Holdings operated as a wholly-owned subsidiary of Willis-Bermuda until December 31, 2009, when the outstanding common shares of Willis-Bermuda were canceled and Willis Group Holdings issued ordinary shares with substantially the same rights and preferences on a one-for-one basis to the holders of the Willis-Bermuda common shares that were canceled. Upon completion of this transaction, Willis Group Holdings replaced Willis-Bermuda as the ultimate parent company and Willis-Bermuda became a wholly-owned subsidiary of Willis Group Holdings. On July 29, 2010 Willis-Bermuda was liquidated.

This transaction was accounted for as a merger between entities under common control; accordingly, the historical financial statements of Willis-Bermuda for periods prior to this transaction are considered to be the historical financial statements of Willis Group Holdings. No changes in capital structure, assets or liabilities resulted from this transaction, other than Willis Group Holdings has provided a guarantee of amounts due under certain borrowing arrangements of one of its subsidiaries as described in Note 28.

Balance sheet presentation

Further to the Company’s redomiciliation to Ireland at the end of 2009, the Group is required to file consolidated financial statements for fiscal year 2010 with the Irish regulator. These consolidated financial statements are prepared under US GAAP and also incorporate additional Irish Companies Act disclosures. To facilitate this process, the Group has decided to incorporate these requirements within its US filings and consequently has recast the presentation of its 2010 and 2009 consolidated balance sheets. In addition, the company has taken the opportunity to provide additional disclosure within the consolidated balance sheet of the Group’s non-fiduciary balances and the further distinction between those assets and liabilities that are expected to be realized within or later than twelve months of the balance sheet date. The Company believes this amended presentation better reflects the Company’s liquidity position and exposures to credit risk.

The 2009 and 2008 consolidated statements of cash flows have been recast to conform with the new balance sheet presentation.

Significant Accounting Policies

These consolidated financial statements conform to accounting principles generally accepted in the United States of America (‘US GAAP’). Presented below are summaries of significant accounting policies followed in the preparation of the consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Willis Group Holdings and its subsidiaries, which are controlled through the ownership of a majority voting interest. Intercompany balances and transactions have been eliminated on consolidation.

Foreign Currency Translation

Transactions in currencies other than the functional currency of the entity are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are translated at the rates of exchange prevailing at the balance sheet date and the related transaction gains and losses are reported in the statements of operations. Certain intercompany loans are determined to be of a long-term investment nature. The Company records transaction gains and losses from remeasuring such loans as a component of other comprehensive income.

Upon consolidation, the results of operations of subsidiaries and associates whose functional currency is other than the US dollar are translated into US dollars at the average exchange rate and assets and liabilities are translated at year-end exchange rates. Translation adjustments are presented as a separate component of other comprehensive income in the financial statements and are included in net income only upon sale or liquidation of the underlying foreign subsidiary or associated company.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the year. In the preparation of these consolidated financial statements, estimates and assumptions have been made by management concerning: the valuation of intangible assets and goodwill (including those acquired through business combinations); the selection of useful lives of fixed and intangible assets; impairment testing; provisions necessary for accounts receivable, commitments and contingencies and accrued liabilities; long-term asset returns, discount rates and mortality rates in order to estimate pension liabilities and pension expense; income tax valuation allowances; and other similar evaluations. Actual results could differ from the estimates underlying these consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of time deposits with original maturities of three months or less.

Fiduciary Assets and Fiduciary Liabilities

In its capacity as an insurance agent or broker, the Company collects premiums from insureds and, after deducting its commissions, remits the premiums to the respective insurers; the Company also collects claims or refunds from insurers on behalf of insureds.

Fiduciary Assets

Effective December 31, 2010, the Company changed the presentation of its fiduciary balances. Uncollected premiums from insureds and uncollected claims or refunds from insurers, previously held within accounts receivable, are now recorded as fiduciary assets on the Company’s consolidated balance sheets. Unremitted insurance premiums and claims (‘fiduciary funds’) are also recorded within fiduciary assets.

Fiduciary Liabilities

The obligations to remit these funds to insurers or insureds are recorded as fiduciary liabilities on the Company’s consolidated balance sheets. The period for which the Company holds such funds is dependent upon the date the insured remits the payment of the premium to the Company and the date the Company is required to forward such payment to the insurer. Balances arising from insurance brokerage transactions are reported as separate assets or liabilities unless such balances are due to or from the same party and a right of offset exists, in which case the balances are recorded net.

Fiduciary Funds

Fiduciary funds represent unremitted premiums received from insureds and unremitted claims received from insurers. Fiduciary funds are generally required to be kept in certain regulated bank accounts subject to guidelines which emphasize capital preservation and liquidity; such funds are not available to service the Company’s debt or for other corporate purposes. Notwithstanding the legal relationships with clients and insurers, the Company is entitled to retain investment income earned on fiduciary funds in accordance with industry custom and practice and, in some cases, as supported by agreements with insureds.

Included in fiduciary funds are cash and cash equivalents consisting primarily of time deposits. The debt securities are classified as available-for-sale. Accordingly, they are recorded at fair market value with unrealized holding gains and losses reported, net of tax, as a component of other comprehensive income.

In certain instances, the Company advances premiums, refunds or claims to insurance underwriters or insureds prior to collection. Such advances are made from fiduciary funds and are reflected in the accompanying consolidated balance sheets as fiduciary assets.

Accounts Receivable

Accounts receivable are stated at estimated net realizable values. Allowances are recorded, when necessary, in an amount considered by management to be sufficient to meet probable future losses related to uncollectible accounts.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Expenditures for improvements are capitalized; repairs and maintenance are charged to expenses as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets.

Depreciation on buildings and long leaseholds is calculated over the lesser of 50 years or the lease term. Depreciation on leasehold improvements is calculated over the lesser of the useful life of the assets or the remaining lease term. Depreciation on furniture and equipment is calculated based on a range of 3 to 10 years.

Recoverability of Fixed Assets

Long-lived assets are tested for recoverability whenever events or changes in circumstance indicate that their carrying amounts may not be recoverable. An impairment loss is recognized if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. Recoverability is determined based on the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group. Long-lived assets and certain identifiable intangible assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Operating Leases

Rentals payable on operating leases are charged straight line to expenses over the lease term as the rentals become payable.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of businesses acquired over the fair market value of identifiable net assets at the dates of acquisition. The Company reviews goodwill for impairment annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable. In testing for impairment, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.

Acquired intangible assets are amortized over the following periods:

		Expected
	Amortization basis	life (years)

Acquired intangible assets	Straight line	10
Acquired HRH customer relationships	In line with underlying cashflows	20
Acquired HRH non-compete agreements	Straight line	2
Acquired HRH trade names	Straight line	4

Amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Investments in Associates

Investments are accounted for using the equity method of accounting if the Company has the ability to exercise significant influence, but not control, over the investee. Significant influence is generally deemed to exist if the Company has an equity ownership in the voting stock of the investee between 20 and 50 percent, although other factors, such as representation on the Board of Directors and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting the investment is carried at cost of acquisition, plus the Company’s equity in undistributed net income since acquisition, less any dividends received since acquisition.

The Company periodically reviews its investments in associates for which fair value is less than cost to determine if the decline in value is other than temporary. If the decline in value is judged to be other than temporary, the cost basis of the investment is written down to fair value. The amount of any write-down is included in the statements of operations as a realized loss.

All other equity investments where the Company does not have the ability to exercise significant influence are accounted for by the cost method. Such investments are not publicly traded.

Derivative Financial Instruments

The Company uses derivative financial instruments for other than trading purposes to alter the risk profile of an existing underlying exposure. Interest rate swaps are used to manage interest risk exposures. Forward foreign currency exchange contracts are used to manage currency exposures arising from future income and expenses. The fair values of derivative contracts are recorded in other assets and other liabilities. The effective portions of changes in the fair value of derivatives that qualify for hedge accounting as cash flow hedges are recorded in other comprehensive income. Amounts are reclassified from other comprehensive income into earnings when the hedged exposure affects earnings. If the derivative is designated as and qualifies as an effective fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. Changes in fair value of derivatives that do not qualify for hedge accounting, together with any hedge ineffectiveness on those that do qualify, are recorded in other operating expenses or interest expense as appropriate.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment date changes. Deferred tax assets are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized. The Company adjusts valuation allowances to measure deferred tax assets at the amount considered realizable in future periods if the Company’s facts and assumptions change. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.

Positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities upon examination. The Company recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities upon lapse of the relevant statute of limitations, or when positions are effectively settled. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely to be realized on settlement with the tax authorities, assuming full knowledge of the position and all relevant facts. The Company adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions. These differences will be reflected as increases or decreases to income tax expense in the period in which they are determined.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management is not aware of any such changes that would have a material effect on the Company’s results of operations, cash flows or financial position.

The Company recognizes interest and penalties relating to unrecognized tax benefits within income taxes.

Provisions for Liabilities

The Company is subject to various actual and potential claims, lawsuits and other proceedings. The Company records liabilities for such contingencies including legal costs when it is probable that a liability has been incurred before the balance sheet date and the amount can be reasonably estimated. To the extent such losses can be recovered under the Company’s insurance programs, estimated recoveries are recorded when losses for insured events are recognized and the recoveries are likely to be realized. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. The Company analyzes its litigation exposure based on available information, including consultation with outside counsel handling the defense of these matters, to assess its potential liability. Contingent liabilities are not discounted.

Pensions

The Company has two principal defined benefit pension plans which cover the majority of employees in the United States and United Kingdom. Both these plans are now closed to new entrants. New entrants in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition, there are smaller plans in certain other countries in which the Company operates. Elsewhere, pension benefits are typically provided through defined contribution plans.

Defined benefit plans

The net periodic cost of the Company’s defined benefit plans are measured on an actuarial basis using the projected unit credit method and several actuarial assumptions. The most significant of which are the discount rate and the expected long-term rate of return on plan assets. Other material assumptions include rates of participant mortality, the expected long-term rate of compensation and pension increases and rates of employee termination. Gains and losses occur when actual experience differs from actuarial assumptions. If such gains or losses exceed ten percent of the greater of plan assets or plan liabilities the Company amortizes those gains or losses over the average remaining service period of the employees.

In accordance with US GAAP the Company records on the balance sheet the funded status of its pension plans based on the projected benefit obligation.

Defined contribution plans

Contributions to the Company’s defined contribution plans are recognized as they fall due. Differences between contributions payable in the year and contributions actually paid are shown as either other assets or other liabilities in the consolidated balance sheets.

Share-Based Compensation

The Company accounts for share-based compensation as follows:

•	the cost resulting from all equity awards is recognized in the financial statements at fair value estimated at the grant date;

•	the fair value is recognized (generally as compensation cost) over the requisite service period for all awards that vest; and

•	compensation cost is not recognized for awards that do not vest because service or performance conditions are not satisfied.

Revenue Recognition

Revenue includes insurance commissions, fees for services rendered, certain commissions receivable from insurance carriers, investment income and other income.

Brokerage income and fees negotiated instead of brokerage are recognized at the later of policy inception date or when the policy placement is complete. Commissions on additional premiums and adjustments are recognized as and when advised.

Fees for risk management and other services are recognized as the services are provided. Negotiated fee arrangements for an agreed period covering multiple insurance placements, the provision of risk management and/or other services are determined, contract by contract, on the basis of the relative fair value of the services completed and the services yet to be rendered. The Company establishes contract cancellation reserves where appropriate: at December 31, 2010, 2009 and 2008, such amounts were not material.

Investment income is recognized as earned.

Other income comprises gains on disposal of intangible assets, which primarily arise on the disposal of books of business. Although the Company is not in the business of selling intangible assets (mainly books of business), from time to time the Company will dispose of a book of business (a customer list) or other intangible assets that do not produce adequate margins or fit with the Company’s strategy.